Equity (Details) - USD ($)						6 Months Ended
	Dec. 09, 2021	Nov. 05, 2021	Oct. 14, 2021	Sep. 16, 2021	Jul. 16, 2021	Dec. 31, 2021	Jun. 30, 2021
Equity (Details) [Line Items]
Common stock shares outstanding						101,866,794	20,384,630
Common stock shares issued						101,866,794	20,384,630
Share issued	325,000
Warrants to purchase shares		4,450,000				15,000,000
Net proceeds (in Dollars)					$ 20,800,000
Warrant issuance period					5 years
Initial exercise price (in Dollars per share)					$ 1.5	$ 1.5
Aggregate purchase price (in Dollars)		$ 6,680,000
Share price (in Dollars per share)	$ 0.67
Share-based compensation expenses (in Dollars)	$ 217,751
Private placement warrants description						In connection with the September Private Placement, October Private Placement and November Private Placement, the Company issued warrants to purchase 4,717,333 ordinary shares, 5,271,551 ordinary shares and 9,246,837 ordinary shares, respectively. These warrants are exercisable six (6) months from the date of issuance at an initial exercise price of $0.8875 per share, $0.875 per share, and $1.05 per share, respectively, for cash. The Warrants may also be exercised cashlessly if at any time after the six-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the warrant Shares. The warrants shall expire five and a half (5.5) years from its date of issuance. The warrants are subject to customary anti-dilution provisions reflecting stock dividends and splits or other similar transactions.
corresponding Warrant (in Dollars)						$ 1.5
Common Stock [Member]
Equity (Details) [Line Items]
Common stock shares outstanding							20,384,630
Common stock shares issued							20,384,630
Private Placement [Member]
Equity (Details) [Line Items]
Initial exercise price (in Dollars per share)		$ 1.05
Aggregate units		27,740,512
Price per share (in Dollars per share)		$ 0.875
Aggregate purchase price (in Dollars)		$ 24,270,000
Private Placement [Member] | Common Stock [Member]
Equity (Details) [Line Items]
Initial exercise price (in Dollars per share)			$ 0.875	$ 0.8875
Aggregate units			15,814,652	14,152,000
Price per share (in Dollars per share)			$ 0.71	$ 0.71
Aggregate purchase price (in Dollars)			$ 11,070,000.00	$ 10,050,000.00
non-U.S. Person [Member]
Equity (Details) [Line Items]
Aggregate units			4,000,000
Price per share (in Dollars per share)			$ 0.57
Aggregate purchase price (in Dollars)			$ 2,280,000
July registered direct offering [Member]
Equity (Details) [Line Items]
Share issued					15,000,000
Warrants to purchase shares					15,000,000
gross proceeds (in Dollars)					$ 22,500,000